Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000246109 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Core Investment Grade ETF
Class Name	First Trust Core Investment Grade ETF
Trading Symbol	FTCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$29(1)	0.56%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.56%	[1],[2],[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
Expenses Excluding Extraordinary Expenses, Percent	0.55%
Net Assets	$ 2,036,058,696
Holdings Count | Holding	713
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$2,036,058,696
Total number of portfolio holdings	713
Portfolio turnover rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	30.9%
U.S. Government Bonds and Notes	20.2%
Corporate Bonds and Notes	19.8%
Mortgage-Backed Securities	19.1%
Asset-Backed Securities	5.3%
Foreign Corporate Bonds and Notes	3.6%
Municipal Bonds	1.9%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	0.8%
Money Market Funds	0.9%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.7%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	0.1%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000248162 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AAA CMBS ETF
Class Name	First Trust AAA CMBS ETF
Trading Symbol	CAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust AAA CMBS ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CAAA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust AAA CMBS ETF	$22(1)	0.43%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.

Expenses Paid, Amount	$ 22	[4]
Expense Ratio, Percent	0.43%	[4],[5],[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
Expenses Excluding Extraordinary Expenses, Percent	0.42%
Material Change Date	Feb. 01, 2026
Net Assets	$ 31,734,169
Holdings Count | Holding	108
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$31,734,169
Total number of portfolio holdings	108
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	88.9%
U.S. Government Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Bills	2.8%
Money Market Funds	3.8%
Net Other Assets and Liabilities(1)	(2.0%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/CAAA
C000248350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Structured Credit Income Opportunities ETF
Class Name	First Trust Structured Credit Income Opportunities ETF
Trading Symbol	SCIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SCIO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$41(1)	0.80%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 41	[7]
Expense Ratio, Percent	0.80%	[7],[8]
Material Change Date	Feb. 01, 2026
Net Assets	$ 176,609,374
Holdings Count | Holding	294
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$176,609,374
Total number of portfolio holdings	294
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	49.2%
Asset-Backed Securities	26.7%
U.S. Government Agency Mortgage-Backed Securities	18.4%
U.S. Treasury Bills	6.8%
Money Market Funds	2.4%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.6%)
Written Options	(0.0%)
Net Other Assets and Liabilities(1)	(0.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SCIO

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Annualized.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	Annualized.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Annualized.